Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Subsidiary	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts EUR (€)	Dec. 31, 2010 Foreign currency forward contracts EUR (€)	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2010 Interest rate swap USD ($)	Dec. 31, 2009 Interest rate swap USD ($) Contract
Derivative Instruments and Hedging Activities
Number of operating subsidiaries	2
Derivative Instruments and Hedging Activities
Number of derivative contracts							1
Notional amount of derivative contracts entered		$ 48,000	€ 76,680	€ 159,580
Notional amount of derivative contracts entered							70,000
Outstanding notional amounts		$ 48,000		€ 50,040	$ 45,000	$ 54,000